SIGNIFICANT TRANSACTIONS, Effects of Pandemic on Economy of Chile (Details) - Chile [Member] Households in Millions		3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021 CLP ($) Households	Dec. 31, 2020 Package
Effects of pandemic on economy [Abstract]
Percentage of GDP		7.20%	2.00%	12.00%	5.80%
Borrowings, interest rate			0.00%		1.25%
Benchmark rate				8.00%
Number of fiscal stimulus packages					3
Number of withdrawals of individual pension fund accounts					2
Percentage of withdrawal of individual pension fund accounts					10.00%
Accumulated percentage					0.50%
Approved withdrawal percentage from individual pension fund				10.00%
Number of households, the benefit intend to reach | Households				7.0
Central bank increased rate				5.00%
Large foreign exchange depreciation, percentage				20.00%
Large foreign exchange depreciation, amount | $				$ 850
New president elected voting percentage				55.90%
Republican party voting percentage				44.10%
Upper House, right-wing coalition "Chile Vamos" increased participation				50.00%	44.00%
Lower Chamber, right leaning coalition reduced participation				44.00%	46.00%
Events after reporting period [Member]
Effects of pandemic on economy [Abstract]
Central bank increased rate	5.50%
Minimum [Member]
Effects of pandemic on economy [Abstract]
BCCh target range				2.00%
Maximum [Member]
Effects of pandemic on economy [Abstract]
BCCh target range				4.00%